EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Earnings per share [abstract]
Net income	$ 622	$ 223	$ 1,285	$ 363
Net income attributable to non-controlling interests	(265)	(29)	(528)	(58)
Net income attributable to equity holders of Barrick Gold Corporation - Basic	357	194	757	305
Net income attributable to equity holders of Barrick Gold Corporation - Diluted	$ 357	$ 194	$ 757	$ 305
Weighted average shares outstanding - Basic (in shares)	1,778	1,752	1,778	1,749
Weighted average shares outstanding - Diluted (in shares)	1,778	1,752	1,778	1,749
Basic earnings per share data attributable to the equity holders of Barrick Gold Corporation (in USD per share)	$ 0.20	$ 0.11	$ 0.43	$ 0.17
Diluted earnings per share data attributable to the equity holders of Barrick Gold Corporation (in USD per share)	$ 0.20	$ 0.11	$ 0.43	$ 0.17